Summary of Significant Accounting Policies Reconciliation of Cash (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Cash and cash equivalents	$ 1,513	$ 1,227
Restricted cash	3,113	58
Restricted cash	5	109
Cash, Cash Equivalents and Restricted Cash	$ 4,631	$ 1,394	$ 2,887	$ 3,144